PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	(Unaudited) June 30, 2022	December 31, 2021
Facility	$567,333	$-
Equipment	412,657	-
Computer equipment	10,936	10,962
Less: accumulated depreciation	(2,457)	(1,367)
Property and equipment, net	$988,469	$9,595
Property and equipment consist of the following:
As of December 31, 2021
Computer equipment	$10,962
Less: accumulated depreciation	(1,367)
Property and equipment, net	$9,595